Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income attributable to Tradeweb Markets	$ 12,828		$ 12,828
Foreign currency translation adjustments attributable to non-controlling interests	(647)		(647)
Comprehensive income attributable to non-controlling interests	12,181		12,181
Net income attributable to non-controlling interests	11,988		11,988
Foreign currency translation adjustments attributable to noncontrolling interests	(359)		(359)
Comprehensive income attributable to non-controlling interests	$ 11,629		11,629
Tradeweb Markets LLC
Net income attributable to Tradeweb Markets			42,352
Foreign currency translation adjustments attributable to non-controlling interests			988
Comprehensive income attributable to non-controlling interests			$ 43,340
Predecessor | Tradeweb Markets LLC
Net income attributable to Tradeweb Markets		$ 38,897		$ 84,205	$ 130,160	$ 83,648	$ 93,161
Foreign currency translation adjustments attributable to non-controlling interests		(2,058)		(3,986)	(3,064)	2,885	(4,679)
Comprehensive income attributable to non-controlling interests		$ 36,839		$ 80,219	$ 127,096	$ 86,533	$ 88,482